Option And Incentive Plans	12 Months Ended
Dec. 31, 2011
Option And Incentive Plans [Abstract]
Option And Incentive Plans

Note 17: Option and Incentive Plans

CNH issues share-based compensation awards to eligible members of the Board of Directors under the CNH Directors' Compensation Plan, and to certain employees under the CNH Equity Incentive Plan. For the years ended December 31, 2011, 2010, and 2009, CNH recognized total share-based compensation expense of $63 million, $34 million and $14 million, respectively. For the years ended December 31, 2011, 2010, and 2009, CNH recognized a total tax benefit relating to share-based compensation expense of $12 million, $10 million, and $4 million, respectively. As of December 31, 2011, CNH has unrecognized share-based compensation expense related to non-vested awards of approximately $73 million based on current assumptions related to achievement of specified performance objectives when applicable. Unrecognized share-based compensation costs will be recognized over a weighted-average period of 1.8 years.

CNH Equity Incentive Plan

The CNH Equity Incentive Plan, as amended, (the "CNH EIP") provides for grants of various types of awards to officers and certain employees of CNH and its subsidiaries. As of December 31, 2011, CNH has reserved 25,900,000 shares for the CNH EIP.

The exercise prices of the stock option grants are based upon the average closing price of CNH common shares on the New York Stock Exchange for the thirty-day period preceding the date of grant.

Stock Option Grants

Beginning in 2006, the Company began to issue performance-based stock options under the CNH EIP. In April 2011, CNH granted approximately one million performance-based stock options (at target award levels) under the CNH EIP. As CNH's 2011 results exceeded the target performance levels, approximately 1.8 million of these options were granted. One-third of the options vested in February 2012 following the approval of 2011 results by the Board of Directors. The remaining options will vest equally on the first and second anniversary of the initial vesting date. Options granted under the CNH EIP have a contractual life of five years from the initial vesting date.

Options granted prior to 2006 have a contract life of ten years. However, the number of shares outstanding for these grants were immaterial as of December 31, 2011 and these shares are expected to expire in early 2012.

The following table reflects option activity under the CNH EIP for the year ended December 31, 2011:

	2011
	Shares	Weighted- Average Exercise Price
Outstanding at beginning of year	5,788,971	$29.07
Granted	1,813,557	47.02
Forfeited	(269,379)	28.77
Expired	(25,971)	39.54
Exercised	(1,181,765)	24.44

Outstanding at end of year	6,125,413	35.02

Exercisable at end of year	1,895,828	33.49

Outstanding options under the CNH EIP have a weighted average remaining contract term of 4 years. Exercisable options under the CNH EIP have a weighted average remaining contract term of 2.7 years.

The following table summarizes outstanding stock options under the CNH EIP at December 31, 2011:

	Options Outstanding				Options Exercisable
Range of Exercise Price	Shares Outstanding	Weighted- Average Contractual Life	Weighted- Average Exercise Price	Aggregate Intrinsic Value(A)	Shares Exercisable	Weighted- Average Contractual Life	Weighted- Average Exercise Price	Aggregate Intrinsic Value(A)
$13.58–$19.99	965,672	3.0	$13.65	$21,568,547	349,587	2.9	$13.79	$7,762,082
$20.00–$29.99	27,896	0.2	21.20	412,582	27,896	0.2	21.20	412,582
$30.00–$39.99	2,913,085	3.7	32.65	10,608,762	1,113,142	2.9	34.20	2,869,007
$40.00–$57.30	2,218,760	4.8	47.60	—	405,203	1.9	49.38	—

				$32,589,891				$11,043,671

(A)

The difference between the exercise price of share-based compensation and the year-end market price of CNH common shares of $35.99. No amount is shown for awards with an exercise price that is greater than the year-end market price.

Performance Share Grants

Under the CNH EIP, performance-based shares may also be granted to selected key employees and executive officers. CNH establishes the period and conditions of performance for each award. Performance-based shares vest upon the attainment of specified performance objectives.

In September 2010, CNH granted approximately two million performance-based share awards under the CNH EIP. These performance shares will vest in three equal installments if specified performance targets are achieved on a cumulative basis during the three-, four- and five-year periods ended December 31, 2012, 2013 and 2014. The fair value of this award is $34.74 per share. In 2011, CNH granted 154,000 additional shares which are subject to the same vesting condition and periods as the 2010 award. The weighted average fair value of this award is $39.10 per share.

CNH granted performance-based share awards under the Top Performance Plan ("TPP") in 2006 through 2009. Vesting of the TPP performance shares was dependent on achievement of specified targets by 2010. Achievement of the performance targets was not achieved in either 2009 or 2010 and these awards were forfeited. CNH did not recognize any share-based compensation expense related to TPP awards in 2009 or 2010.

The following table reflects performance-based share activity under the CNH EIP for the year ended December 31, 2011:

	2011
	Performance Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	2,017,000	$34.74
Granted	154,000	39.10
Forfeited	(151,000)	34.74
Vested	—	—

Nonvested at end of year	2,020,000	35.07

Restricted Share Grants

In 2011, CNH granted 272,750 restricted share awards to selected key employees under the CNH EIP, of which 269,000 shares were granted in September 2011. The restricted share awards in September 2011 will vest in three equal installments over a three-year period ended September 30, 2014 and have a fair value $26.65 per share.

The following table reflects restricted share activity under the CNH EIP for the year ended December 31, 2011:

	2011
	Performance Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	316,000	$34.62
Granted	272,750	26.91
Forfeited	(17,122)	34.74
Vested	(101,359)	34.58

Nonvested at end of year	470,269	30.15

CNH Directors' Compensation Plan

The CNH Global N.V. Directors' Compensation Plan ("CNH Directors' Plan") provides for the payment of: (1) an annual retainer fee of $100,000; (2) an Audit Committee membership fee of $20,000; (3) a Corporate Governance and Compensation Committee membership fee of $15,000; (4) an Audit Committee chair fee of $35,000; and (5) a Corporate Governance and Compensation Committee chair fee of $25,000 (collectively, the "Fees") to eligible directors of CNH in the form of cash, and/or common shares of CNH, and/or options to purchase common shares of CNH. The CNH Directors' Plan provides for the payment of the Fees to eligible members of the board of CNH, provided that such members do not receive salary or other employment compensation from CNH, its subsidiaries or affiliates, Fiat or Fiat Industrial or their subsidiaries. Each quarter of the CNH Directors' Plan year, the eligible directors elect the form of payment of their Fees. If the elected form is common shares, the eligible director will receive as many common shares as are equal to the amount of Fees the director elects to forego, divided by the fair market value of a common share. Common shares issued vest immediately upon grant, but cannot be sold for a period of six months. If the elected form is options, the eligible director will receive as many options as the amount of Fees that the director elects to forego, multiplied by four and divided by the fair market value of a common share. Such fair market value being equal to the average of the highest and lowest sale price of a common share on the last trading day of each quarter of the CNH Directors' Plan year on the NYSE. Stock options granted as a result of such an election vest immediately upon grant, but shares purchased under options cannot be sold for six months following the date of exercise. Stock options terminate upon the earlier of: (1) ten years after the grant date; or (2) six months after the date an individual ceases to be a director. At December 31, 2011 and 2010, there were 690,993 and 693,914 common shares, respectively, reserved for issuance under the CNH Directors' Plan. Directors eligible to receive compensation under the CNH Directors Plan do not receive benefits upon termination of their service as directors.

The following table reflects option activity under the CNH Directors' Plan for the year ended December 31, 2011:

	2011
	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	90,840	$31.24
Granted	3,101	37.09
Forfeited	—	—
Expired	—	—
Exercised	(28,796)	24.28

Outstanding at end of year	65,145	34.59

Exercisable at end of year	65,145	34.59

Outstanding and exercisable options under the Directors' Plan have a weighted average remaining contract term of 5.4 years.

The following table summarizes outstanding stock options under the CNH Directors' Plan at December 31, 2011:

	Options Outstanding and Exercisable
Range of Exercise Price	Shares Outstanding	Weighted Average Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value(A)
$17.28–$26.00	11,656	4.2	$20.73	$177,875
$26.01–$40.00	35,913	5.4	30.05	224,830
$40.01–$56.00	11,162	6.1	47.27	—
$56.01–$66.41	6,414	5.9	63.16	—

				$402,705

(A)

The difference between the exercise price of share-based compensation and the year-end market price of CNH common shares of $35.99. No amount is shown for awards with an exercise price that is greater than the year-end market price.

Share-Based Compensation Fair Value Assumptions

The Black-Scholes pricing model was used to calculate the fair value of stock options. The weighted-average assumptions used under the Black-Scholes pricing model were as follows:

	2011		2010		2009
	Directors' Plan	CNH EIP	Directors' Plan	CNH EIP	Directors' Plan	CNH EIP
Risk-free interest rate	1.0%	1.4%	2.0%	1.9%	2.2%	1.6%
Dividend yield	0.4%	0.3%	0.6%	0.5%	0.8%	0.7%
Stock price volatility	70.4%	75.1%	66.9%	74.1%	62.9%	70.6%
Option life (years)	5.00	3.81	5.00	3.73	5.00	3.73

Based on this model, the weighted-average grant date fair values of stock options awarded for the years ended December 31, 2011, 2010, and 2009 were as follows:

	2011	2010	2009
CNH Directors' Plan	$20.96	$14.60	$8.03
CNH EIP	$26.24	$16.10	$9.03

The risk-free interest rate is based on the current U.S. Treasury rate for a bond of approximately the expected life of the options. The expected volatility is based on the historical activity of CNH's common shares over a period at least equal to the expected life of the options. The expected life for the CNH EIP grant is based on the average of the vesting period of each tranche and the original contract term of 70 months. The expected life for grants under the CNH Directors' Plan are based on management estimates. The expected dividend yield for grants under the CNH EIP grant is based on the annual dividends which have been paid on CNH's common shares over the last four years. The expected dividend yield for grants under the CNH Directors' Plan is based on the annual dividends which have been paid on CNH's common shares over the last five years.

The fair value of performance-based shares and restricted shares is based on the market value of CNH's common shares on the date of the grant and is adjusted for the estimated value of dividends which are not available to participants during the vesting period.

Additional Share-Based Compensation Information

The table below provides additional share-based compensation information for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
	(in millions)
Total intrinsic value of options exercised	$28	$15	$—
Fair value of shares vested	$3	$—	$—
Cash received from share award exercises	$31	$21	$—
Tax benefit of options exercised and shares vested	$3	$3	$—

As of December 31, 2011, there were 13,112,372 common shares available for issuance under the CNH EIP. Company shares that may be issued under the CNH EIP or any other plans may be either authorized and unissued shares, or issued shares that have been reacquired by the Company and are being held as treasury shares.